Annual Total Returns - Prospectus Summary	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NYLI Winslow Large Cap Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.60%	29.72%	42.99%	(31.25%)	24.81%	37.38%	33.67%	3.74%	32.39%	(2.28%)
NYLI WMC Enduring Capital Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	(0.36%)	11.01%	17.75%	(13.01%)	35.45%	15.81%	25.12%	(6.34%)	24.14%	7.86%
NYLI WMC Value Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.73%	11.00%	9.38%	(4.52%)	26.37%	13.59%	31.78%	(7.00%)	22.77%	8.51%
NYLI Candriam Emerging Markets Debt Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	13.43%	7.20%	13.57%	(16.89%)	(4.58%)	3.36%	15.68%	(6.54%)	11.59%	14.92%
NYLI MacKay High Yield Corporate Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	6.70%	6.96%	11.75%	(7.91%)	5.37%	5.12%	12.85%	(1.46%)	6.79%	15.78%
NYLI MacKay Strategic Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.39%	6.67%	9.83%	(7.47%)	2.20%	6.44%	6.82%	(1.57%)	4.95%	8.28%
NYLI MacKay U.S. Infrastructure Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.45%	2.62%	6.94%	(12.78%)	0.62%	6.56%	9.16%	(0.46%)	2.17%	0.86%
NYLI MacKay Tax Free Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	4.19%	1.60%	6.63%	(10.23%)	2.30%	6.45%	7.84%	1.75%	5.77%	0.70%
NYLI Money Market Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.87%	4.86%			0.01%	0.26%	1.74%	1.39%	0.45%	0.03%
NYLI Income Builder Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	16.94%	11.53%	9.81%	(13.31%)	10.28%	7.25%	18.40%	(5.35%)	12.37%	9.42%
NYLI MacKay Convertible Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	15.81%	8.46%	9.20%	(11.94%)	10.18%	35.44%	22.61%	(2.29%)	11.24%	11.69%